UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSRS

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-03143
                                  ----------

                     TEMPLETON GLOBAL SMALLER COMPANIES FUND
                    ------------------------------------------
               (Exact name of registrant as specified in charter)

       500 EAST BROWARD BLVD., SUITE 2100, FORT LAUDERDALE, FL 33394-3091
       -------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

          CRAIG S. TYLE, ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
         ---------------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (954) 527-7500
                                                           --------------

Date of fiscal year end: 8/31
                         ----

Date of reporting period: 2/28/10
                          --------

ITEM 1. REPORTS TO STOCKHOLDERS.


FEBRUARY 28, 2010

SEMIANNUAL REPORT
AND SHAREHOLDER LETTER

SIGN UP FOR ELECTRONIC DELIVERY
on franklintempleton.com

                                   (GRAPHIC)

                                                                          GLOBAL

                                    TEMPLETON
                         GLOBAL SMALLER COMPANIES FUND

                    (FRANKLIN TEMPLETON INVESTMENTS(R) LOGO)

                      Franklin - TEMPLETON - Mutual Series

                            Franklin Templeton Investments

                            GAIN FROM OUR PERSPECTIVE(R)

                            Franklin Templeton's distinct multi-manager structure combines the specialized expertise of three world-class investment management groups--
                            Franklin, Templeton and Mutual Series.

SPECIALIZED EXPERTISE       Each of our portfolio management groups operates
                            autonomously, relying on its own research and
                            staying true to the unique investment disciplines
                            that underlie its success.

                            FRANKLIN. Founded in 1947, Franklin is a recognized leader in fixed income investing and also brings expertise in growth- and value-style U.S. equity investing.

                            TEMPLETON. Founded in 1940, Templeton pioneered international investing and, in 1954, launched what has become the industry's oldest global fund. Today, with offices in over 25 countries, Templeton offers investors a truly global perspective.

                            MUTUAL SERIES. Founded in 1949, Mutual Series is dedicated to a unique style of value investing, searching aggressively for opportunity among what it believes are undervalued stocks, as well as arbitrage situations and distressed securities.

TRUE DIVERSIFICATION        Because our management groups work independently and
                            adhere to different investment approaches, Franklin,
                            Templeton and Mutual Series funds typically have
                            distinct portfolios. That's why our funds can be
                            used to build truly diversified allocation plans
                            covering every major asset class.

RELIABILITY YOU CAN TRUST   At Franklin Templeton Investments, we seek to
                            consistently provide investors with exceptional
                            risk-adjusted returns over the long term, as well as
                            the reliable, accurate and personal service that has
                            helped us become one of the most trusted names in
                            financial services.

 MUTUAL FUNDS | RETIREMENT PLANS | 529 COLLEGE SAVINGS PLANS | SEPARATE ACCOUNTS (GRAPHIC)
Not part of the semiannual report

Contents

SHAREHOLDER LETTER ........................................................    1
SEMIANNUAL REPORT
Templeton Global Smaller Companies Fund ...................................    3
Performance Summary .......................................................    8
Your Fund's Expenses ......................................................   11
Financial Highlights and Statement of Investments .........................   13
Financial Statements ......................................................   21
Notes to Financial Statements .............................................   25
Shareholder Information ...................................................   34

Shareholder Letter

Dear Shareholder:

During the six months ended February 28, 2010, world economies experienced a significant recovery driven by one of the most aggressive global policy responses in financial history. At the end of the period, however, as investors began to believe the overall financial system was on the mend, many governments began positioning themselves to curtail their spending programs and low interest rate policies, and the market began to focus on the risks associated with this transition.

Templeton Global Smaller Companies Fund's semiannual report goes into greater detail about prevailing conditions during the period under review. In addition, the portfolio managers discuss investment management decisions and Fund performance for the period. You will also find performance data and financial information. Please remember that all securities markets fluctuate, as do mutual fund share prices.

If you would like more frequent updates, franklintempleton.com provides daily prices, monthly performance figures, portfolio holdings and other information. You can also access your account, buy and sell shares, read timely articles, and find helpful financial planning tools. We hope you will take advantage of these online services.

Historically, patient investors have achieved rewarding results by evaluating their goals, diversifying their assets globally and maintaining a disciplined investment program, all hallmarks of the Templeton investment philosophy developed more than 50 years ago. We continue to recommend investors consult their financial advisors and review their portfolios to design a long-term strategy and portfolio allocation that meet their individual needs, goals and risk tolerance. We firmly believe that most people benefit from professional advice, and that advice is invaluable as investors navigate changing market environments.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE


                     Not part of the semiannual report | 1

We thank you for investing with Franklin Templeton, welcome your questions and comments, and look forward to serving your investment needs in the years ahead.

Sincerely,


/s/ Gary P. Motyl

Gary P. Motyl, CFA
President and Chief Executive Officer - Investment Management
Templeton Global Smaller Companies Fund

CFA(R) and Chartered Financial Analyst(R) are trademarks owned by CFA Institute.

THIS LETTER REFLECTS OUR ANALYSIS AND OPINIONS AS OF FEBRUARY 28, 2010. THE INFORMATION IS NOT A COMPLETE ANALYSIS OF EVERY ASPECT OF ANY MARKET, COUNTRY, INDUSTRY, SECURITY OR FUND. STATEMENTS OF FACT ARE FROM SOURCES CONSIDERED RELIABLE.


                     2 | Not part of the semiannual report

Semiannual Report

Templeton Global Smaller Companies Fund

YOUR FUND'S GOAL AND MAIN INVESTMENTS: Templeton Global Smaller Companies Fund seeks to achieve long-term capital growth. Under normal market conditions, the Fund invests at least 80% of its net assets in equity securities of smaller companies located anywhere in the world, including emerging markets.

GEOGRAPHIC BREAKDOWN
Based on Total Net Assets as of 2/28/10

                                  (PIE CHART)

North America ..............................   34.1%
Asia .......................................   28.8%
Europe .....................................   24.0%
Australia & New Zealand ....................    5.7%
Short-Term Investments & Other Net Assets ..    7.4%

We are pleased to bring you Templeton Global Smaller Companies Fund's semiannual report for the period ended February 28, 2010.

PERFORMANCE OVERVIEW

PERFORMANCE DATA REPRESENT PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN. PLEASE VISIT franklintempleton.com OR CALL (800) 342-5236 FOR MOST RECENT MONTH-END PERFORMANCE.

For the six months under review, Templeton Global Smaller Companies Fund - Class A delivered a +9.62% cumulative total return. The Fund outperformed its benchmark, the Morgan Stanley Capital International (MSCI) World Index, which had a +5.41% total return for the same period.(1) Please note that index

(1.) Source: (C) 2010 Morningstar. All Rights Reserved. The information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information. The MSCI World Index is a free float-adjusted, market capitalization-weighted index designed to measure equity market performance in global developed markets. The index is unmanaged and includes reinvested dividends. One cannot invest directly in an index, and an index is not representative of the Fund's portfolio.

THE DOLLAR VALUE, NUMBER OF SHARES OR PRINCIPAL AMOUNT, AND NAMES OF ALL PORTFOLIO HOLDINGS ARE LISTED IN THE FUND'S STATEMENT OF INVESTMENTS (SOI). THE SOI BEGINS ON PAGE 17.


                              Semiannual Report | 3
performance information is provided for reference and that we do not attempt to track the index, but rather undertake investments on the basis of fundamental research. You can find the Fund's long-term performance data in the Performance Summary beginning on page 8.

ECONOMIC AND MARKET OVERVIEW

Equity markets broadly advanced and global economic data indicated measured improvements during the six months under review. Significant problems persisted, however, and investor anxiety resurfaced in the period's latter half. Global equity markets began the period having just delivered their best six-month returns in more than four decades as governments' aggressive monetary and fiscal interventions began to gain traction. Investor sentiment reached its highest level since the onset of the financial crisis, and most major economies technically exited recession at the beginning of the period. Market volatility increased in October, however, as lackluster economic data cast doubt over the global recovery's sustainability. Strong corporate earnings helped buoy markets through the final months of 2009, although concerns about Dubai's ability to meet its debt obligations temporarily rattled markets and foreshadowed the sovereign solvency issues that would gain attention in the initial months of 2010.

Bank lending restrictions in China and escalating debate about financial sector reform added to concerns over the sovereign debt woes of Greece and some other European countries, and the market rally stalled in early 2010. Economic data remained broadly positive showing U.S. gross domestic product (GDP) growth at a 0.1% rate and Chinese GDP up 10.7% year-over-year in the fourth quarter of 2009. However, investors received such economic reports with heightened skepticism. While the market punished stocks of companies that failed to meet investors' significantly elevated earnings expectations, overall financial results generally exceeded those expectations, as emerging market demand and official stimulus bolstered a global economic rebound and cost-reduction initiatives drove corporate earnings growth. The mix of subsidized and organic demand also supported commodities, most of which made gains during the period.

Monetary policy remained extraordinarily loose, although many central bankers began to discuss ways to withdraw stimulus without stifling the fragile recovery. In developing economies with more capacity for policy normalization, like India and China, officials increased reserve requirements and tightened lending standards to forestall asset bubble formation and general price inflation. Growing concerns surrounding Europe's sovereign debt situation punished the euro, triggering the common currency's longest losing


                             4 | Semiannual Report
streak against the dollar in more than a year. Sovereign bond yields rose in the world's more fiscally vulnerable regions, and European policymakers considered a bilateral lending package should Greece require funding assistance. By period-end, the future direction of financial markets and the global economy was unclear, and pundits speculated on a wide range of potential outcomes.

INVESTMENT STRATEGY

At Templeton, when choosing investments for the Fund, we take a bottom-up, value-oriented, long-term approach, focusing on the market price of a company's securities relative to our evaluation of the company's long-term earnings, asset value and cash flow growth potential. We also consider the company's price/earnings ratio, profit margins and liquidation value.

MANAGER'S DISCUSSION

Many holdings performed well during the six months under review. The most significant contributor to Fund performance relative to the benchmark MSCI World Index was bed manufacturer Tempur-Pedic International. The company is one of North America's largest mattress manufacturers and the largest specialty mattress manufacturer. Investors reacted positively to the improving economic outlook and viewed the company's steady sales gains favorably.

Based in Finland, Amer Sports was another strong contributor to relative performance. Established in 1950 as an industrial company, Amer Sports gradually became a holding company for global sports equipment brands over the last 15 to 20 years. The company sought to emerge as the market's superior cost leader and gain strength versus its smaller competitors, and recent performance reflected these trends. At period-end, we believed the company was still attractive on a long-term basis due to cost-cutting efforts that led to a low fixed-cost base.

Steiner Leisure, the world's leading provider of spa services, was another top contributor to the Fund's returns. Steiner offers a valuable service for most of the world's leading cruise lines by providing their customers with a seamless, high-quality spa experience while guaranteeing minimum concession fees, without much operating risk to the ship owners. We like Steiner for its powerful niche position in the cruise industry, its potential to benefit from an aging population and wellness trends, and its strong balance sheet and track record of buying back outstanding shares of its stock. In our analysis, Steiner could benefit from two primary trends: future worldwide growth in

TOP 10 COUNTRIES
Based on Equity Securities
2/28/10

              % OF TOTAL
              NET ASSETS
              ----------
U.S.             18.7%
Netherlands       7.7%
Hong Kong         7.5%
Canada            7.3%
U.K.              6.7%
South Korea       6.1%
Australia         5.7%
Taiwan            4.6%
Japan             3.9%
China             3.5%


                             Semiannual Report | 5

TOP 10 EQUITY HOLDINGS
2/28/10

COMPANY                                 % OF TOTAL
SECTOR/INDUSTRY, COUNTRY                NET ASSETS
------------------------                ----------
Dah Sing Financial Group                   2.2%
   COMMERCIAL BANKS, HONG KONG
Bank of Ayudhya Public Co. Ltd., fgn.      2.2%
   COMMERCIAL BANKS, THAILAND
Pacific Brands Ltd., ord. & 144A           2.2%
   DISTRIBUTORS, AUSTRALIA
Steiner Leisure Ltd.                       2.1%
   DIVERSIFIED CONSUMER SERVICES,
   BAHAMAS
Chico's FAS Inc.                           2.1%
   SPECIALTY RETAIL, U.S.
Hibbett Sports Inc.                        2.0%
   SPECIALTY RETAIL, U.S.
MF Global Holdings Ltd.                    1.9%
   CAPITAL MARKETS, BERMUDA
Busan Bank                                 1.9%
   COMMERCIAL BANKS, SOUTH KOREA
Sinotrans Ltd., H                          1.8%
   AIR FREIGHT & LOGISTICS, CHINA
Henderson Group PLC                        1.8%
   CAPITAL MARKETS, U.K.

cruising, and the continued development of high-end spas at luxury hotels and resorts. In addition, Steiner's management team has exhibited a track record for being cost-focused operators with a disciplined approach to generating high returns.

Despite positive absolute and relative performance, the Fund had some disappointments during the period. One of the most significant detractors from relative performance was U.K.-based Game Group, Europe's largest retailer of computer software, video games, consoles and related products. The company issued a weak trading statement in December, with unit hardware sales increases unable to offset the effect of price cuts. Despite strong sales of the most popular new games, competition from supermarkets pressured margins, and sales of less heavily supported games lagged. While acknowledging its recent setbacks, we believe Game Group remains a fundamentally strong company with a solid balance sheet.

Swiss logistics operation Panalpina Welttransport also detracted from relative performance for the period. Freight forwarding is the company's core operation, accounting for about 85% of its revenue. It is the world's third-largest air freight forwarder and fourth-largest ocean freight forwarder. The stock price fell significantly from its overall peak in June 2007 due to macroeconomic concerns and a slowdown of consumer spending. Looking at the longer term, however, we consider business fundamentals solid as the company has a strong balance sheet with net cash. Based on our assessment, we continued to hold the stock because we believe the negatives were reflected in Panalpina Welttransport's share price and that its growth and return potential was underappreciated by the market.

JAKKS Pacific, a leading U.S. toy company that designs, develops, produces and markets toys and other leisure products, was also a key detractor. According to our analysis, JAKKS offers attractive longer term value given the company's ability to successfully create toys internally which, in combination with recent and potential acquisitions, could continue to provide the company with attractive growth prospects.


                             6 | Semiannual Report

Thank you for your continued participation in Templeton Global Smaller Companies Fund. We look forward to serving your future investment needs.

(PHOTO OF BRADLEY RADIN)


/s/ Bradley Radin
Bradley Radin, CFA

(PHOTO OF HARLAN B. HODES)


/s/ Harlan B. Hodes
Harlan B. Hodes, CPA

(PHOTO OF CINDY L. SWEETING)


/s/ Cindy L. Sweeting
Cindy L. Sweeting, CFA

Portfolio Management Team
Templeton Global Smaller Companies Fund

CFA(R) and Chartered Financial Analyst(R) are trademarks owned by CFA Institute.

THE FOREGOING INFORMATION REFLECTS OUR ANALYSIS, OPINIONS AND PORTFOLIO HOLDINGS AS OF FEBRUARY 28, 2010, THE END OF THE REPORTING PERIOD. THE WAY WE IMPLEMENT OUR MAIN INVESTMENT STRATEGIES AND THE RESULTING PORTFOLIO HOLDINGS MAY CHANGE DEPENDING ON FACTORS SUCH AS MARKET AND ECONOMIC CONDITIONS. THESE OPINIONS MAY NOT BE RELIED UPON AS INVESTMENT ADVICE OR AN OFFER FOR A PARTICULAR SECURITY. THE INFORMATION IS NOT A COMPLETE ANALYSIS OF EVERY ASPECT OF ANY MARKET, COUNTRY, INDUSTRY, SECURITY OR THE FUND. STATEMENTS OF FACT ARE FROM SOURCES CONSIDERED RELIABLE, BUT THE INVESTMENT MANAGER MAKES NO REPRESENTATION OR WARRANTY AS TO THEIR COMPLETENESS OR ACCURACY. ALTHOUGH HISTORICAL PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, THESE INSIGHTS MAY HELP YOU UNDERSTAND OUR INVESTMENT MANAGEMENT PHILOSOPHY.


                             Semiannual Report | 7

Performance Summary as of 2/28/10

Your dividend income will vary depending on dividends or interest paid by securities in the Fund's portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund's dividends and capital gain distributions, if any, and any unrealized gains or losses.

PRICE AND DISTRIBUTION INFORMATION

CLASS A (SYMBOL: TEMGX)                    CHANGE   2/28/10   8/31/09
-----------------------                    ------   -------   -------
Net Asset Value (NAV)                      +$0.46    $5.88     $5.42
DISTRIBUTIONS (9/1/09-2/28/10)
Dividend Income                  $0.0606

CLASS B (SYMBOL: N/A)                      CHANGE   2/28/10   8/31/09
-----------------------                    ------   -------   -------
Net Asset Value (NAV)                      +$0.44    $5.60     $5.16
DISTRIBUTIONS (9/1/09-2/28/10)
Dividend Income                  $0.0382

CLASS C (SYMBOL: TESGX)                    CHANGE   2/28/10   8/31/09
-----------------------                    ------   -------   -------
Net Asset Value (NAV)                      +$0.45    $5.73     $5.28
DISTRIBUTIONS (9/1/09-2/28/10)
Dividend Income                  $0.0395

ADVISOR CLASS (SYMBOL: TGSAX)              CHANGE   2/28/10   8/31/09
-----------------------------              ------   -------   -------
Net Asset Value (NAV)                      +$0.46    $5.89     $5.43
DISTRIBUTIONS (9/1/09-2/28/10)
Dividend Income                  $0.0665


                             8 | Semiannual Report

PERFORMANCE

CUMULATIVE TOTAL RETURN EXCLUDES SALES CHARGES. AVERAGE ANNUAL TOTAL RETURNS AND VALUE OF $10,000 INVESTMENT INCLUDE MAXIMUM SALES CHARGES. CLASS A: 5.75% MAXIMUM INITIAL SALES CHARGE; CLASS B: CONTINGENT DEFERRED SALES CHARGE (CDSC) DECLINING FROM 4% TO 1% OVER SIX YEARS, AND ELIMINATED THEREAFTER; CLASS C: 1% CDSC IN FIRST YEAR ONLY; ADVISOR CLASS: NO SALES CHARGES.

CLASS A                                 6-MONTH           1-YEAR     5-YEAR   10-YEAR
-------                                 -------          -------    -------   -------
Cumulative Total Return(1)                +9.62%          +99.38%    +11.30%   +78.40%
Average Annual Total Return(2)            +3.33%          +88.03%     +0.97%    +5.34%
Value of $10,000 Investment(3)          $10,333          $18,803    $10,494   $16,818
Avg. Ann. Total Return (3/31/10)(4)                       +88.47%     +2.79%    +5.83%
   Total Annual Operating Expenses(5)             1.49%

CLASS B                                 6-MONTH           1-YEAR     5-YEAR   10-YEAR
-------                                 -------          -------    -------   -------
Cumulative Total Return(1)                +9.28%          +97.85%     +7.15%   +67.61%
Average Annual Total Return(2)            +5.28%          +93.85%     +1.16%    +5.30%
Value of $10,000 Investment(3)          $10,528          $19,385    $10,594   $16,761
Avg. Ann. Total Return (3/31/10)(4)                       +94.76%     +3.04%    +5.81%
   Total Annual Operating Expenses(5)             2.26%

CLASS C                                 6-MONTH           1-YEAR     5-YEAR   10-YEAR
-------                                 -------          -------    -------   -------
Cumulative Total Return(1)                +9.28%          +97.60%     +7.09%   +65.58%
Average Annual Total Return(2)            +8.28%          +96.60%     +1.38%    +5.17%
Value of $10,000 Investment(3)          $10,828          $19,660    $10,709   $16,558
Avg. Ann. Total Return (3/31/10)(4)                       +97.83%     +3.25%    +5.67%
   Total Annual Operating Expenses(5)             2.26%

ADVISOR CLASS                           6-MONTH           1-YEAR     5-YEAR   10-YEAR
-------                                 -------          --------   -------   -------
Cumulative Total Return(1)                +9.72%           +99.25%   +12.55%   +83.03%
Average Annual Total Return(2)            +9.72%           +99.25%    +2.39%    +6.23%
Value of $10,000 Investment(3)          $10,972          $ 19,925   $11,255   $18,303
Avg. Ann. Total Return (3/31/10)(4)                       +101.04%    +4.30%    +6.73%
   Total Annual Operating Expenses(5)             1.26%

PERFORMANCE DATA REPRESENT PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN. FOR MOST RECENT MONTH-END PERFORMANCE, GO TO franklintempleton.com OR CALL (800) 342-5236.


                             Semiannual Report | 9

ENDNOTES

SPECIAL RISKS ARE ASSOCIATED WITH FOREIGN INVESTING, INCLUDING CURRENCY FLUCTUATIONS, ECONOMIC INSTABILITY AND POLITICAL DEVELOPMENTS. INVESTMENTS IN EMERGING MARKETS INVOLVE HEIGHTENED RISKS RELATED TO THE SAME FACTORS, IN ADDITION TO THOSE ASSOCIATED WITH THESE MARKETS' SMALLER SIZE AND LESSER LIQUIDITY. IN ADDITION, SMALLER COMPANY STOCKS HAVE HISTORICALLY EXHIBITED GREATER PRICE VOLATILITY THAN LARGE-COMPANY STOCKS, PARTICULARLY OVER THE SHORT TERM. THE FUND'S PROSPECTUS ALSO INCLUDES A DESCRIPTION OF THE MAIN INVESTMENT RISKS.

CLASS B: These shares have higher annual fees and expenses than Class A shares.

CLASS C: Prior to 1/1/04, these shares were offered with an initial sales charge; thus actual total returns would have differed. These shares have higher annual fees and expenses than Class A shares.

ADVISOR CLASS: Shares are available to certain eligible investors as described in the prospectus.

(1.) Cumulative total return represents the change in value of an investment over the periods indicated.

(2.) Average annual total return represents the average annual change in value of an investment over the periods indicated. Six-month return has not been annualized.

(3.) These figures represent the value of a hypothetical $10,000 investment in the Fund over the periods indicated.

(4.) In accordance with SEC rules, we provide standardized average annual total return information through the latest calendar quarter.

(5.) Figures are as stated in the Fund's prospectus current as of the date of this report. In periods of market volatility, assets may decline significantly causing total annual Fund operating expenses to become higher than the figures shown.


                             10 | Semiannual Report

Your Fund's Expenses

As a Fund shareholder, you can incur two types of costs:

-    Transaction costs, including sales charges (loads) on Fund purchases; and

- Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

ACTUAL FUND EXPENSES

The first line (Actual) for each share class listed in the table provides actual account values and expenses. The "Ending Account Value" is derived from the Fund's actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period by following these steps. OF COURSE, YOUR ACCOUNT VALUE AND EXPENSES WILL DIFFER FROM THOSE IN THIS
ILLUSTRATION:

1.   Divide your account value by $1,000.

     IF AN ACCOUNT HAD AN $8,600 VALUE, THEN $8,600 / $1,000 = 8.6.

2. Multiply the result by the number under the heading "Expenses Paid During Period."

     IF EXPENSES PAID DURING PERIOD WERE $7.50, THEN 8.6 X $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

HYPOTHETICAL EXAMPLE FOR COMPARISON WITH OTHER FUNDS

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical "Ending Account Value" is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund's actual return. The figure under the heading "Expenses Paid During Period" shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.


                             Semiannual Report | 11

PLEASE NOTE THAT EXPENSES SHOWN IN THE TABLE ARE MEANT TO HIGHLIGHT ONGOING COSTS AND DO NOT REFLECT ANY TRANSACTION COSTS, SUCH AS SALES CHARGES. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

                                           BEGINNING ACCOUNT   ENDING ACCOUNT    EXPENSES PAID DURING
                                              VALUE 9/1/09      VALUE 2/28/10   PERIOD* 9/1/09-2/28/10
                                           -----------------   --------------   ----------------------
CLASS A
Actual                                           $1,000           $1,096.20             $ 7.28
Hypothetical (5% return before expenses)         $1,000           $1,017.85             $ 7.00

CLASS B
Actual                                           $1,000           $1,092.80             $11.10
Hypothetical (5% return before expenses)         $1,000           $1,014.18             $10.69

CLASS C
Actual                                           $1,000           $1,092.80             $11.16
Hypothetical (5% return before expenses)         $1,000           $1,014.13             $10.74

ADVISOR CLASS
Actual                                           $1,000           $1,097.20             $ 5.98
Hypothetical (5% return before expenses)         $1,000           $1,019.09             $ 5.76

* Expenses are calculated using the most recent six-month expense ratio, annualized for each class (A: 1.40%; B: 2.14%; C: 2.15%; and Advisor:
     1.15%), multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period.


                             12 | Semiannual Report

Templeton Global Smaller Companies Fund

FINANCIAL HIGHLIGHTS

                                           SIX MONTHS ENDED                      YEAR ENDED AUGUST 31,
                                          FEBRUARY 28, 2010   -----------------------------------------------------------
CLASS A                                       (UNAUDITED)       2009       2008         2007          2006         2005
-------                                   -----------------   --------   --------    ----------    ----------    --------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the
   period)
Net asset value, beginning of period ..       $   5.42        $   6.97   $  10.13    $     9.09    $     9.82    $   8.69
                                              --------        --------   --------    ----------    ----------    --------
Income from investment operations(a):
   Net investment income (loss)(b) ....          (0.02)           0.06       0.07          0.06          0.08        0.12
   Net realized and unrealized gains
      (losses) ........................           0.54           (0.98)     (2.27)         2.13          0.83        2.02
                                              --------        --------   --------    ----------    ----------    --------
Total from investment operations ......           0.52           (0.92)     (2.20)         2.19          0.91        2.14
                                              --------        --------   --------    ----------    ----------    --------
Less distributions from:
   Net investment income ..............          (0.06)          (0.09)     (0.10)        (0.12)        (0.14)      (0.10)
   Net realized gains .................             --           (0.54)     (0.86)        (1.03)        (1.50)      (0.91)
                                              --------        --------   --------    ----------    ----------    --------
Total distributions ...................          (0.06)          (0.63)     (0.96)        (1.15)        (1.64)      (1.01)
                                              --------        --------   --------    ----------    ----------    --------
Redemption fees(c) ....................             --              --         --(d)         --(d)         --(d)       --(d)
                                              --------        --------   --------    ----------    ----------    --------
Net asset value, end of period ........       $   5.88        $   5.42   $   6.97    $    10.13    $     9.09    $   9.82
                                              ========        ========   ========    ==========    ==========    ========
Total return(e) .......................           9.62%          (8.08)%   (23.88)%       26.52%        11.66%      26.78%
RATIOS TO AVERAGE NET ASSETS(f)
Expenses(g) ...........................           1.40%           1.49%      1.35%         1.32%         1.34%       1.35%
Net investment income (loss) ..........          (0.58)%          1.47%      0.93%         0.68%         0.90%       1.33%
SUPPLEMENTAL DATA
Net assets, end of period (000's) .....       $815,366        $732,847   $936,192    $1,470,895    $1,128,415    $949,606
Portfolio turnover rate ...............           7.97%          31.29%     17.46%        28.07%        33.90%      41.58%

(a) The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

(b)  Based on average daily shares outstanding.

(c)  Effective September 1, 2008, the redemption fee was eliminated.

(d)  Amount rounds to less than $0.01 per share.

(e) Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

(f)  Ratios are annualized for periods less than one year.

(g)  Benefit of expense reduction rounds to less than 0.01%.

   The accompanying notes are an integral part of these financial statements.


                             Semiannual Report | 13

Templeton Global Smaller Companies Fund

                                           SIX MONTHS ENDED                YEAR ENDED AUGUST 31,
                                          FEBRUARY 28, 2010   ----------------------------------------------
CLASS B                                       (UNAUDITED)      2009      2008      2007      2006      2005
-------                                   -----------------   ------   -------    ------    ------    ------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the
   period)
Net asset value, beginning of period ..        $ 5.16         $ 6.63   $  9.68    $ 8.72    $ 9.50    $ 8.42
                                               ------         ------   -------    ------    ------    ------
Income from investment operations(a):
   Net investment income (loss)(b) ....         (0.04)          0.03      0.01     (0.01)     0.01      0.06
   Net realized and unrealized gains
      (losses) ........................          0.52          (0.94)    (2.17)     2.05      0.81      1.95
                                               ------         ------   -------    ------    ------    ------
Total from investment operations ......          0.48          (0.91)    (2.16)     2.04      0.82      2.01
                                               ------         ------   -------    ------    ------    ------
Less distributions from:
   Net investment income ..............         (0.04)         (0.02)    (0.03)    (0.05)    (0.10)    (0.02)
   Net realized gains .................            --          (0.54)    (0.86)    (1.03)    (1.50)    (0.91)
                                               ------         ------   -------    ------    ------    ------
Total distributions ...................         (0.04)         (0.56)    (0.89)    (1.08)    (1.60)    (0.93)
                                               ------         ------   -------    ------    ------    ------
Redemption fees(c) ....................            --             --        --(d)     --(d)     --(d)     --(d)
                                               ------         ------   -------    ------    ------    ------
Net asset value, end of period ........        $ 5.60         $ 5.16   $  6.63    $ 9.68    $ 8.72    $ 9.50
                                               ======         ======   =======    ======    ======    ======
Total return(e) .......................          9.28%         (8.88)%  (24.47)%   25.69%    10.74%    25.86%
RATIOS TO AVERAGE NET ASSETS(f)
Expenses(g) ...........................          2.14%          2.26%     2.12%     2.07%     2.09%     2.10%
Net investment income (loss) ..........         (1.32)%         0.70%     0.16%    (0.07)%    0.15%     0.58%
SUPPLEMENTAL DATA
Net assets, end of period (000's) .....        $2,896         $2,929   $ 4,470    $9,010    $8,027    $7,983
Portfolio turnover rate ...............          7.97%         31.29%    17.46%    28.07%    33.90%    41.58%

(a) The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

(b)  Based on average daily shares outstanding.

(c)  Effective September 1, 2008, the redemption fee was eliminated.

(d)  Amount rounds to less than $0.01 per share.

(e) Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

(f)  Ratios are annualized for periods less than one year.

(g)  Benefit of expense reduction rounds to less than 0.01%.

   The accompanying notes are an integral part of these financial statements.


                             14 | Semiannual Report

Templeton Global Smaller Companies Fund

                                           SIX MONTHS ENDED                YEAR ENDED AUGUST 31,
                                          FEBRUARY 28, 2010   --------------------------------------------------
CLASS C                                      (UNAUDITED)        2009      2008       2007       2006       2005
-------                                   -----------------   -------   -------    -------    -------    -------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the
   period)
Net asset value, beginning of period ..       $  5.28         $  6.77   $  9.86    $  8.88    $  9.65    $  8.55
                                              -------         -------   -------    -------    -------    -------
Income from investment operations(a):
   Net investment income (loss)(b) ....         (0.04)           0.03      0.01         --(c)    0.01       0.06
   Net realized and unrealized gains
      (losses) ........................          0.53           (0.96)    (2.21)      2.07       0.83       1.98
                                              -------         -------   -------    -------    -------    -------
Total from investment operations ......          0.49           (0.93)    (2.20)      2.07       0.84       2.04
                                              -------         -------   -------    -------    -------    -------
Less distributions from:
   Net investment income ..............         (0.04)          (0.02)    (0.03)     (0.06)     (0.11)     (0.03)
   Net realized gains .................            --           (0.54)    (0.86)     (1.03)     (1.50)     (0.91)
                                              -------         -------   -------    -------    -------    -------
Total distributions ...................         (0.04)          (0.56)    (0.89)     (1.09)     (1.61)     (0.94)
                                              -------         -------   -------    -------    -------    -------
Redemption fees(d) ....................            --              --        --(c)      --(c)      --(c)      --(c)
                                              -------         -------   -------    -------    -------    -------
Net asset value, end of period ........       $  5.73         $  5.28   $  6.77    $  9.86    $  8.88    $  9.65
                                              =======         =======   =======    =======    =======    =======
Total return(e) .......................          9.28%          (8.96)%  (24.38)%    25.58%     10.89%     25.74%
RATIOS TO AVERAGE NET ASSETS(f)
Expenses(g) ...........................          2.15%           2.26%     2.09%      2.06%      2.09%      2.10%
Net investment income (loss) ..........         (1.33)%          0.70%     0.19%     (0.06)%     0.15%      0.58%
SUPPLEMENTAL DATA
Net assets, end of period (000's) .....       $35,310         $33,300   $49,346    $98,269    $71,857    $55,448
Portfolio turnover rate ...............          7.97%          31.29%    17.46%     28.07%     33.90%     41.58%

(a) The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

(b)  Based on average daily shares outstanding.

(c)  Amount rounds to less than $0.01 per share.

(d)  Effective September 1, 2008, the redemption fee was eliminated.

(e) Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

(f)  Ratios are annualized for periods less than one year.

(g)  Benefit of expense reduction rounds to less than 0.01%.

   The accompanying notes are an integral part of these financial statements.


                             Semiannual Report | 15

Templeton Global Smaller Companies Fund

                                          SIX MONTHS ENDED                  YEAR ENDED AUGUST 31,
                                          FEBRUARY 28, 2010   -----------------------------------------------------
ADVISOR CLASS                               (UNAUDITED)         2009       2008        2007        2006       2005
-------------                             -----------------   --------   --------    --------    -------    -------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the
   period)
Net asset value, beginning of period ..       $   5.43        $   7.00   $  10.17    $   9.11    $  9.84    $  8.71
                                              --------        --------   --------    --------    -------    -------
Income from investment operations(a):
   Net investment income (loss)(b) ....          (0.01)           0.07       0.10        0.10       0.11       0.16
   Net realized and unrealized gains
      (losses) ........................           0.54           (1.00)     (2.29)       2.13       0.82       2.01
                                              --------        --------   --------    --------    -------    -------
Total from investment operations ......           0.53           (0.93)     (2.19)       2.23       0.93       2.17
                                              --------        --------   --------    --------    -------    -------
Less distributions from:
   Net investment income ..............          (0.07)          (0.10)     (0.12)      (0.14)     (0.16)     (0.13)
   Net realized gains .................             --           (0.54)     (0.86)      (1.03)     (1.50)     (0.91)
                                              --------        --------   --------    --------    -------    -------
Total distributions ...................          (0.07)          (0.64)     (0.98)      (1.17)     (1.66)     (1.04)
                                              --------        --------   --------    --------    -------    -------
Redemption fees(c) ....................             --              --         --(d)       --(d)      --(d)      --(d)
                                              --------        --------   --------    --------    -------    -------
Net asset value, end of period ........       $   5.89        $   5.43   $   7.00    $  10.17    $  9.11    $  9.84
                                              ========        ========   ========    ========    =======    =======
Total return(e) .......................           9.72%          (7.94)%   (23.69)%     26.98%     11.83%     27.07%
RATIOS TO AVERAGE NET ASSETS(f)
Expenses(g) ...........................           1.15%           1.26%      1.12%       1.07%      1.09%      1.10%
Net investment income (loss) ..........          (0.33)%          1.70%      1.16%       0.93%      1.15%      1.58%
SUPPLEMENTAL DATA
Net assets, end of period (000's) .....       $112,327        $108,383   $126,003    $117,115    $60,588    $39,912
Portfolio turnover rate ...............           7.97%          31.29%     17.46%      28.07%     33.90%     41.58%

(a) The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

(b)  Based on average daily shares outstanding.

(c)  Effective September 1, 2008, the redemption fee was eliminated.

(d)  Amount rounds to less than $0.01 per share.

(e)  Total return is not annualized for periods less than one year.

(f)  Ratios are annualized for periods less than one year.

(g)  Benefit of expense reduction rounds to less than 0.01%.

   The accompanying notes are an integral part of these financial statements.


                             16 | Semiannual Report

Templeton Global Smaller Companies Fund

STATEMENT OF INVESTMENTS, FEBRUARY 28, 2010 (UNAUDITED)

                                                            INDUSTRY                   SHARES         VALUE
                                               ----------------------------------   -----------   ------------
       COMMON STOCKS 89.8%
       AUSTRALIA 5.7%
       Billabong International Ltd. ........    Textiles, Apparel & Luxury Goods        597,939   $  5,447,091
  (a)  Billabong International Ltd., 144A ..    Textiles, Apparel & Luxury Goods        103,686        944,556
       Emeco Holdings Ltd. .................    Trading Companies & Distributors     18,804,313     11,538,115
  (b)  Iluka Resources Ltd. ................             Metals & Mining              3,205,222     10,278,458
  (b)  Pacific Brands Ltd. .................               Distributors              11,651,881     11,898,377
(a, b) Pacific Brands Ltd., 144A ...........               Distributors               8,738,910      8,923,782
  (b)  PaperlinX Ltd. ......................         Paper & Forest Products         10,456,146      5,853,808
                                                                                                  ------------
                                                                                                    54,884,187
                                                                                                  ------------
       BAHAMAS 2.1%
  (b)  Steiner Leisure Ltd. ................      Diversified Consumer Services         464,960     19,979,331
                                                                                                  ------------
       BELGIUM 1.2%
  (b)  Barco NV ............................    Electronic Equipment, Instruments
                                                           & Components                 294,630     11,685,600
                                                                                                  ------------
       BERMUDA 1.9%
  (b)  MF Global Holdings Ltd. .............             Capital Markets              2,645,470     18,306,652
                                                                                                  ------------
       CANADA 7.3%
  (b)  ATS Automation Tooling Systems
          Inc. .............................                Machinery                   885,180      5,779,497
       Biovail Corp. .......................             Pharmaceuticals                896,170     13,261,136
       Canaccord Financial Inc. ............             Capital Markets              1,926,100     15,504,720
       Dorel Industries Inc., B ............            Household Durables              171,100      4,928,760
       Genworth MI Canada Inc. .............       Thrifts & Mortgage Finance           107,100      2,773,688
  (a)  Genworth MI Canada Inc., 144A .......       Thrifts & Mortgage Finance           466,800     12,089,242
  (b)  HudBay Minerals Inc. ................            Metals & Mining                 666,400      8,417,084
       Mullen Group Ltd. ...................       Energy Equipment & Services          531,700      7,766,802
                                                                                                  ------------
                                                                                                    70,520,929
                                                                                                  ------------
       CAYMAN ISLANDS 1.3%
       Stella International Holdings Ltd. ..    Textiles, Apparel & Luxury Goods      6,236,487     12,855,009
                                                                                                  ------------
       CHINA 3.5%
  (b)  Bio-Treat Technology Ltd. ...........     Commercial Services & Supplies      22,322,095      1,349,678
       People's Food Holdings Ltd. .........              Food Products              31,076,840     15,032,189
       Sinotrans Ltd., H ...................         Air Freight & Logistics         66,042,621     17,867,178
                                                                                                  ------------
                                                                                                    34,249,045
                                                                                                  ------------
       FINLAND 2.8%
       Amer Sports OYJ .....................      Leisure Equipment & Products        1,561,477     17,242,094
  (b)  Elcoteq SE, A .......................         Communications Equipment           143,298        243,884
       Huhtamaki OYJ .......................          Containers & Packaging            863,810      9,408,964
                                                                                                  ------------
                                                                                                    26,894,942
                                                                                                  ------------
       GERMANY 0.6%
  (b)  Jenoptik AG                              Electronic Equipment, Instruments
                                                          & Components                  977,110      6,033,292
                                                                                                  ------------


                             Semiannual Report | 17

Templeton Global Smaller Companies Fund

                                                            INDUSTRY                   SHARES         VALUE
                                               ----------------------------------   -----------   ------------
       COMMON STOCKS (CONTINUED)
       HONG KONG 7.5%
       Asia Satellite Telecommunications
          Holdings Ltd. ....................      Diversified Telecommunication
                                                            Services                  3,454,500   $  4,850,919
  (b)  Dah Sing Financial Group ............             Commercial Banks             4,228,400     21,462,715
  (b)  Fountain Set (Holdings) Ltd. ........   Textiles, Apparel & Luxury Goods      33,524,000      5,614,506
       Giordano International Ltd. .........             Specialty Retail            40,089,348     12,601,760
       Hopewell Holdings Ltd. ..............          Real Estate Management &
                                                            Development               2,982,000      8,720,590
       Hung Hing Printing Group Ltd. .......          Containers & Packaging         20,862,508      6,611,713
       Yue Yuen Industrial Holdings Ltd. ...     Textiles, Apparel & Luxury Goods     4,196,500     12,461,506
                                                                                                  ------------
                                                                                                    72,323,709
                                                                                                  ------------
       JAPAN 3.9%
       Asics Corp. .........................     Textiles, Apparel & Luxury Goods        36,000        337,861
       Descente Ltd. .......................     Textiles, Apparel & Luxury Goods     2,333,000     12,706,600
       Kobayashi Pharmaceutical Co. Ltd. ...             Personal Products              227,200      9,267,991
       MEITEC Corp. ........................           Professional Services            239,900      4,389,550
  (b)  Takuma Co. Ltd. .....................                Machinery                 2,348,000      5,469,375
       USS Co. Ltd. ........................             Specialty Retail                81,030      5,252,155
                                                                                                  ------------
                                                                                                    37,423,532
                                                                                                  ------------
       NETHERLANDS 7.7%
       Aalberts Industries NV ..............                Machinery                   803,140     11,164,790
  (b)  Draka Holding NV ....................          Electrical Equipment              859,206     14,184,454
       Imtech NV ...........................        Construction & Engineering          354,681     10,829,389
       Mediq NV ............................     Health Care Providers & Services       838,560     14,334,562
       TKH Group NV ........................         Communications Equipment           847,666     15,580,884
  (b)  USG People NV .......................           Professional Services            521,736      8,456,950
                                                                                                  ------------
                                                                                                    74,551,029
                                                                                                  ------------
       NORWAY 0.3%
       Tomra Systems ASA ...................     Commercial Services & Supplies         715,996      3,452,773
                                                                                                  ------------
       SINGAPORE 0.1%
  (b)  Huan Hsin Holdings Ltd. .............    Electronic Equipment, Instruments
                                                          & Components                6,101,000      1,041,571
                                                                                                  ------------
       SOUTH KOREA 6.1%
       Busan Bank ..........................             Commercial Banks             1,793,670     18,014,013
       Daeduck Electronics Co. Ltd. ........    Electronic Equipment, Instruments
                                                          & Components                1,221,875      6,362,177
       Daegu Bank Co. Ltd. .................             Commercial Banks             1,171,230     14,943,279
       INTOPS Co. Ltd. .....................    Electronic Equipment, Instruments
                                                          & Components                  223,678      3,114,138
       Sindoh Co. Ltd. .....................            Office Electronics              177,899      8,296,841
       Youngone Corp. ......................    Textiles, Apparel & Luxury Goods        657,168      5,393,310
       Youngone Holdings Co. Ltd. ..........    Textiles, Apparel & Luxury Goods         93,948      2,425,640
                                                                                                  ------------
                                                                                                    58,549,398
                                                                                                  ------------
       SPAIN 0.8%
       Sol Melia SA ........................      Hotels, Restaurants & Leisure       1,078,193      7,780,472
                                                                                                  ------------


                             18 | Semiannual Report

Templeton Global Smaller Companies Fund

                                                            INDUSTRY                   SHARES         VALUE
                                               ----------------------------------   -----------   ------------
       COMMON STOCKS (CONTINUED)
       SWEDEN 0.7%
(b, c) D. Carnegie & Co. AB ................              Capital Markets             2,352,546   $         --
       Niscayah Group AB ...................     Commercial Services & Supplies       3,472,830      6,972,086
                                                                                                  ------------
                                                                                                     6,972,086
                                                                                                  ------------
       SWITZERLAND 3.2%
       Panalpina Welttransport Holding AG ..         Air Freight & Logistics            244,850     16,406,124
       Verwaltungs- und Privat-Bank AG .....             Capital Markets                 75,518      7,569,018
       Vontobel Holding AG .................             Capital Markets                230,647      6,857,914
                                                                                                  ------------
                                                                                                    30,833,056
                                                                                                  ------------
       TAIWAN 4.6%
       D-Link Corp. ........................        Communications Equipment          5,902,930      5,989,278
       Giant Manufacturing Co. Ltd. ........      Leisure Equipment & Products        4,639,320     12,836,463
  (b)  Ta Chong Bank Ltd. ..................          Commercial Banks               52,393,000     10,256,831
       Taiwan Fu Hsing .....................            Building Products             9,336,180      5,491,871
       Test-Rite International Co. Ltd. ....              Distributors               16,875,630      9,454,134
                                                                                                  ------------
                                                                                                    44,028,577
                                                                                                  ------------
       THAILAND 3.1%
       Bank of Ayudhya Public Co. Ltd.,
          fgn. .............................               Commercial Banks          34,027,200     21,102,937
                                                  Independent Power Producers &
       Glow Energy Public Co. Ltd., fgn. ...              Energy Traders              8,979,896      9,032,871
                                                                                                  ------------
                                                                                                    30,135,808
                                                                                                  ------------
       UNITED KINGDOM 6.7%
       Bodycote PLC ........................                Machinery                 4,644,597     12,670,260
       Burberry Group PLC ..................    Textiles, Apparel & Luxury Goods        975,321      9,309,986
       Fiberweb PLC ........................            Personal Products             7,298,999      6,483,154
       Future PLC ..........................                 Media                   11,231,610      3,211,223
       GAME Group PLC ......................            Specialty Retail              3,408,480      4,269,681
       Henderson Group PLC .................             Capital Markets              9,149,752     17,481,856
  (b)  Yule Catto & Co. PLC ................               Chemicals                  4,296,057     10,972,661
                                                                                                  ------------
                                                                                                    64,398,821
                                                                                                  ------------
       UNITED STATES 18.7%
       Brinker International Inc. ..........      Hotels, Restaurants & Leisure         539,910      9,777,770
  (b)  Chico's FAS Inc. ....................            Specialty Retail              1,472,490     19,952,239
  (b)  Fossil Inc. .........................    Textiles, Apparel & Luxury Goods        440,540     15,969,575
  (b)  Hibbett Sports Inc. .................            Specialty Retail                821,570     18,904,326
  (b)  JAKKS Pacific Inc. ..................      Leisure Equipment & Products          983,320     12,144,002
  (b)  K-Swiss Inc., A .....................    Textiles, Apparel & Luxury Goods      1,293,330     12,079,702
(b, d) Leapfrog Enterprises Inc. ...........      Leisure Equipment & Products        2,971,610     16,195,274
       Legg Mason Inc. .....................             Capital Markets                591,630     15,293,636
  (b)  RC2 Corp. ...........................    Leisure Equipment & Products            292,400      4,125,764
  (b)  Sealy Corp. .........................           Household Durables             3,655,420     12,647,753
  (b)  Tempur-Pedic International Inc. .....           Household Durables               338,080      9,601,472
  (b)  True Religion Apparel Inc. ..........    Textiles, Apparel & Luxury Goods        250,510      6,152,526
  (b)  VASCO Data Security International
          Inc. .............................                Software                  1,010,230      8,001,022


                             Semiannual Report | 19

Templeton Global Smaller Companies Fund

                                                            INDUSTRY                   SHARES         VALUE
                                               ----------------------------------   -----------   ------------
       COMMON STOCKS (CONTINUED)
       UNITED STATES (CONTINUED)
  (b)  Volcom Inc. .........................    Textiles, Apparel & Luxury Goods        516,790   $  8,340,991
(b, d) West Marine Inc. ....................             Specialty Retail             1,260,280     11,884,440
                                                                                                  ------------
                                                                                                   181,070,492
                                                                                                  ------------
       TOTAL COMMON STOCKS
          (COST $887,723,216) ..............                                                       867,970,311
                                                                                                  ------------

                                                                                        NOTE
                                                                                      AMOUNT(e)
                                                                                    -----------
       CONVERTIBLE BONDS (COST $22,376,433)
          2.8%
       UNITED STATES 2.8%
  (f)  Sealy Corp., 8.00%, cvt. pfd. note,
          PIK, 7/15/16 .....................             Household Durables             281,186     26,712,670
                                                                                                  ------------
       TOTAL INVESTMENTS BEFORE SHORT TERM
          INVESTMENTS (COST $910,099,649) ..                                                       894,682,981
                                                                                                  ------------

                                                                                     PRINCIPAL
                                                                                       AMOUNT
                                                                                    -----------
       SHORT TERM INVESTMENTS 6.9%
       U.S. GOVERNMENT AND AGENCY SECURITIES 6.9%
  (g)  FHLB, 3/01/10 .......................                                         26,525,000     26,525,000
  (g)  FHLMC,
          6/25/10 ..........................                                         15,000,000     14,995,170
          6/29/10 ..........................                                         25,000,000     24,991,675
                                                                                                  ------------
       TOTAL U.S. GOVERNMENT AND AGENCY
          SECURITIES (COST $66,499,422) ....                                                        66,511,845
                                                                                                  ------------
       TOTAL INVESTMENTS (COST $976,599,071)
          99.5% ............................                                                       961,194,826
       OTHER ASSETS, LESS LIABILITIES 0.5%                                                           4,705,149
                                                                                                  ------------
       NET ASSETS 100.0% ...................                                                      $965,899,975
                                                                                                  ============

See Abbreviations on page 33.

(a) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Fund's Board of Trustees. At February 28, 2010, the aggregate value of these securities was $21,957,580, representing 2.27% of net assets.

(b)  Non-income producing.

(c) Security has been deemed illiquid because it may not be able to be sold within seven days.

(d)  See Note 8 regarding holdings of 5% voting securities.

(e) Principal amount is equal to $26 per note. Total principal amount is $7,310,836.

(f)  Income may be received in additional securities and/or cash.

(g)  The security is traded on a discount basis with no stated coupon rate.

   The accompanying notes are an integral part of these financial statements.


                             20 | Semiannual Report

Templeton Global Smaller Companies Fund

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
February 28, 2010 (unaudited)

Assets:
   Investments in securities:
      Cost - Unaffiliated issuers .............................   $  928,413,730
      Cost - Non-controlled affiliated issuers (Note 8) .......       48,185,341
                                                                  --------------
      Total cost of investments ...............................   $  976,599,071
                                                                  ==============
      Value - Unaffiliated issuers ............................   $  933,115,112
      Value - Non-controlled affiliated issuers (Note 8) ......       28,079,714
                                                                  ==============
      Total value of investments ..............................      961,194,826
   Cash .......................................................            4,580
   Receivables:
      Investment securities sold ..............................        5,404,401
      Capital shares sold .....................................        1,215,544
      Dividends ...............................................        1,624,353
   Other assets ...............................................            2,797
                                                                  --------------
         Total assets .........................................      969,446,501
                                                                  --------------
Liabilities:
   Payables:
      Investment securities purchased .........................        1,027,395
      Capital shares redeemed .................................        1,184,164
      Affiliates ..............................................          913,450
      Unaffiliated transfer agent fees ........................          192,691
   Accrued expenses and other liabilities .....................          228,826
                                                                  --------------
         Total liabilities ....................................        3,546,526
                                                                  --------------
            Net assets, at value ..............................   $  965,899,975
                                                                  ==============
Net assets consist of:
   Paid-in capital ............................................   $1,169,162,617
   Distributions in excess of net investment income ...........       (2,998,463)
   Net unrealized appreciation (depreciation) .................      (15,379,216)
   Accumulated net realized gain (loss) .......................     (184,884,963)
                                                                  --------------
            Net assets, at value ..............................   $  965,899,975
                                                                  ==============

   The accompanying notes are an integral part of these financial statements.


                             Semiannual Report | 21

Templeton Global Smaller Companies Fund

STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)
February 28, 2010 (unaudited)

CLASS A:
   Net assets, at value .......................................   $815,366,248
                                                                  ============
   Shares outstanding .........................................    138,685,913
                                                                  ============
   Net asset value per share(a) ...............................   $       5.88
                                                                  ============
   Maximum offering price per share (net asset value per share
      / 94.25%) ...............................................   $       6.24
                                                                  ============
CLASS B:
   Net assets, at value .......................................   $  2,896,065
                                                                  ============
   Shares outstanding .........................................        517,025
                                                                  ============
   Net asset value and maximum offering price per share(a) ....   $       5.60
                                                                  ============
CLASS C:
   Net assets, at value .......................................   $ 35,310,225
                                                                  ============
   Shares outstanding .........................................      6,161,144
                                                                  ============
   Net asset value and maximum offering price per share(a) ....   $       5.73
                                                                  ============
ADVISOR CLASS:
   Net assets, at value .......................................   $112,327,437
                                                                  ============
   Shares outstanding .........................................     19,056,435
                                                                  ============
   Net asset value and maximum offering price per share .......   $       5.89
                                                                  ============

(a) Redemption price is equal to net asset value less contingent deferred sales charges, if applicable.

   The accompanying notes are an integral part of these financial statements.


                             22 | Semiannual Report

Templeton Global Smaller Companies Fund

STATEMENT OF OPERATIONS
for the six months ended February 28, 2010 (unaudited)

Investment income:
   Dividends (net of foreign taxes of $395,573) ................   $ 3,953,109
   Interest ....................................................        31,167
                                                                   -----------
            Total investment income ............................     3,984,276
                                                                   -----------
Expenses:
   Management fees (Note 3a) ...................................     3,642,886
   Administrative fees (Note 3b) ...............................       622,173
   Distribution fees: (Note 3c)
      Class A ..................................................     1,058,613
      Class B ..................................................        14,748
      Class C ..................................................       179,323
   Transfer agent fees (Note 3e) ...............................       943,107
   Custodian fees (Note 4) .....................................       142,364
   Reports to shareholders .....................................        86,643
   Registration and filing fees ................................        49,694
   Professional fees ...........................................        22,410
   Trustees' fees and expenses .................................        40,834
   Other .......................................................        19,505
                                                                   -----------
            Total expenses .....................................     6,822,300
            Expense reductions (Note 4) ........................          (232)
                                                                   -----------
               Net expenses ....................................     6,822,068
                                                                   -----------
                  Net investment income (loss) .................    (2,837,792)
                                                                   -----------
Realized and unrealized gains (losses):
   Net realized gain (loss) from:
      Investments:
         Unaffiliated issuers ..................................    13,360,848
         Non-controlled affiliated issuers (Note 8) ............    (2,671,831)
      Foreign currency transactions ............................       (10,224)
                                                                   -----------
               Net realized gain (loss) ........................    10,678,793
                                                                   -----------
   Net change in unrealized appreciation (depreciation) on:
      Investments ..............................................    78,011,420
      Translation of other assets and liabilities denominated in
         foreign currencies ....................................       (21,013)
                                                                   -----------
               Net change in unrealized appreciation
                  (depreciation) ...............................    77,990,407
                                                                   -----------
Net realized and unrealized gain (loss) ........................    88,669,200
                                                                   -----------
Net increase (decrease) in net assets resulting from operations    $85,831,408
                                                                   ===========

   The accompanying notes are an integral part of these financial statements.


                             Semiannual Report | 23

Templeton Global Smaller Companies Fund

STATEMENTS OF CHANGES IN NET ASSETS

                                                                               SIX MONTHS ENDED
                                                                              FEBRUARY 28, 2010      YEAR ENDED
                                                                                 (UNAUDITED)      AUGUST 31, 2009
                                                                              -----------------   ---------------
Increase (decrease) in net assets:
   Operations:
      Net investment income (loss) ........................................     $ (2,837,792)     $   10,208,191
      Net realized gain (loss) from investments and foreign currency
         transactions .....................................................       10,678,793        (195,685,294)
      Net change in unrealized appreciation (depreciation) on
         investments and translation of other assets and liabilities
         denominated in foreign currencies ................................       77,990,407          56,459,180
                                                                                ------------      --------------
            Net increase (decrease) in net assets resulting from
               operations .................................................       85,831,408        (129,017,923)
                                                                                ------------      --------------
   Distributions to shareholders from:
      Net investment income:
         Class A ..........................................................       (8,704,162)        (10,399,127)
         Class B ..........................................................          (20,173)            (11,709)
         Class C ..........................................................         (249,345)           (143,310)
         Advisor Class ....................................................       (1,234,268)         (2,277,049)
      Net realized gains:
         Class A ..........................................................               --         (66,168,273)
         Class B ..........................................................               --            (306,993)
         Class C ..........................................................               --          (3,426,195)
         Advisor Class ....................................................               --         (12,127,130)
                                                                                ------------      --------------
   Total distributions to shareholders ....................................      (10,207,948)        (94,859,786)
                                                                                ------------      --------------
   Capital share transactions: (Note 2)
         Class A ..........................................................       18,257,857          (8,508,052)
         Class B ..........................................................         (278,759)           (548,255)
         Class C ..........................................................         (792,514)         (4,470,044)
         Advisor Class ....................................................       (4,369,812)         (1,147,071)
                                                                                ------------      --------------
   Total capital share transactions .......................................       12,816,772         (14,673,422)
                                                                                ------------      --------------
            Net increase (decrease) in net assets .........................       88,440,232        (238,551,131)
Net assets:
   Beginning of period ....................................................      877,459,743       1,116,010,874
                                                                                ------------      --------------
   End of period ..........................................................     $965,899,975      $  877,459,743
                                                                                ============      ==============
Undistributed net investment income (distributions in excess of net investment income) included in net assets:
   End of period ..........................................................     $ (2,998,463)     $   10,047,277
                                                                                ============      ==============

   The accompanying notes are an integral part of these financial statements.


                             24 | Semiannual Report

Templeton Global Smaller Companies Fund

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Templeton Global Smaller Companies Fund (Fund) is registered under the Investment Company Act of 1940, as amended, (1940 Act) as an open-end investment company. The Fund offers four classes of shares: Class A, Class B, Class C, and Advisor Class. Each class of shares differs by its initial sales load, contingent deferred sales charges, distribution fees, voting rights on matters affecting a single class and its exchange privilege.

The following summarizes the Fund's significant accounting policies.

A. SECURITY VALUATION

Equity and other securities listed on a securities exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Over-the-counter securities and listed securities for which there is no reported sale are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.

Corporate debt and government securities generally trade in the over-the-counter market rather than on a securities exchange. The Fund may utilize independent pricing services, quotations from bond dealers, and information with respect to bond and note transactions, to assist in determining a current market value for each security. The Fund's pricing services may use valuation models or matrix pricing which considers information with respect to comparable bond and note transactions, quotations from bond dealers, or by reference to other securities that are considered comparable in such characteristics as rating, interest rate and maturity date, option adjusted spread models, prepayment projections, interest rate spreads and yield curves, to determine current value.

Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded, or the NYSE, whichever is earlier. If no sale is reported at that time, the foreign equity security will be valued within the range of the most recent quoted bid and ask prices. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at the close of the NYSE on the day that the value of the security is determined.

The Fund has procedures to determine the fair value of individual securities and other assets for which market prices are not readily available or which may not be reliably priced. Methods for valuing these securities may include: fundamental analysis based upon the underlying investment book value, anticipated future cash flows, market changes in comparable or similar securities, matrix pricing, discounts from market prices of similar securities, or discounts applied due to the nature and duration of restrictions on the disposition of the securities. Due to the inherent uncertainty of valuations of such securities, the fair values may differ significantly from the values that would have been used had a ready market for such investments existed. Occasionally, events occur between the time at which trading in a security is completed and the close of the NYSE that might call into question the availability (including the reliability) of the value of a portfolio security held


                             Semiannual Report | 25

Templeton Global Smaller Companies Fund

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

A. SECURITY VALUATION (CONTINUED)

by the Fund. The investment manager monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depository Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services. All security valuation procedures are approved by the Fund's Board of Trustees.

B. FOREIGN CURRENCY TRANSLATION

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. The Fund may enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of securities, income and expense items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. Occasionally, events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent value. If such an event occurs, the foreign exchange rate will be valued at fair value using procedures established and approved by the Fund's Board of Trustees.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments on the Statement of Operations.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

C. INCOME TAXES

No provision has been made for U.S. income taxes because it is the Fund's policy to qualify as a regulated investment company under the Internal Revenue Code and to distribute to shareholders substantially all of its taxable income and net realized gains.

The Fund has reviewed the tax positions, taken on federal income tax returns, for each of the three open tax years and as of February 28, 2010, and has determined that no provision for income tax is required in the Fund's financial statements.


                             26 | Semiannual Report

Templeton Global Smaller Companies Fund

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

C. INCOME TAXES (CONTINUED)

Foreign securities held by the Fund may be subject to foreign taxation on dividend and interest income received. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests.

D. SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Amortization of premium and accretion of discount on debt securities are included in interest income. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities are recognized as soon as the Fund is notified of the ex-dividend date. Distributions to shareholders are recorded on the ex-dividend date and are determined according to income tax regulations (tax basis). Distributable earnings determined on a tax basis may differ from earnings recorded in accordance with accounting principles generally accepted in the United States of America. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.

Realized and unrealized gains and losses and net investment income, not including class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class. Differences in per share distributions, by class, are generally due to differences in class specific expenses.

E. ACCOUNTING ESTIMATES

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

F. GUARANTEES AND INDEMNIFICATIONS

Under the Fund's organizational documents, its officers and trustees are indemnified by the Fund against certain liabilities arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund, enters into contracts with service providers that contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. Currently, the Fund expects the risk of loss to be remote.


                             Semiannual Report | 27

Templeton Global Smaller Companies Fund

2. SHARES OF BENEFICIAL INTEREST

At February 28, 2010, there were an unlimited number of shares authorized (without par value). Transactions in the Fund's shares were as follows:

                                           SIX MONTHS ENDED                 YEAR ENDED
                                          FEBRUARY 28, 2010              AUGUST 31, 2009
                                     ---------------------------   ---------------------------
                                        SHARES         AMOUNT         SHARES         AMOUNT
                                     -----------   -------------   -----------   -------------
CLASS A SHARES:
   Shares sold ....................   27,370,505   $ 159,727,974    15,188,376   $  69,507,491
   Shares issued in reinvestment of
      distributions ...............    1,281,302       7,655,959    19,523,769      67,357,003
   Shares redeemed ................  (25,238,885)   (149,126,076)  (33,690,427)   (145,372,546)
                                      ----------   -------------   -----------   -------------
   Net increase (decrease) ........    3,412,922   $  18,257,857     1,021,718   $  (8,508,052)
                                      ==========   =============   ===========   =============
CLASS B SHARES:
   Shares sold ....................       12,891   $      72,018        50,752   $     217,080
   Shares issued in reinvestment of
      distributions ...............        3,389          19,752        87,357         288,277
   Shares redeemed ................      (66,733)       (370,529)     (244,634)     (1,053,612)
                                      ----------   -------------   -----------   -------------
   Net increase (decrease) ........      (50,453)  $    (278,759)     (106,525)  $    (548,255)
                                      ==========   =============   ===========   =============
CLASS C SHARES:
   Shares sold ....................      657,153   $   3,757,372       826,267   $   3,466,848
   Shares issued in reinvestment of
      distributions ...............       36,379         217,055       842,760       2,848,530
   Shares redeemed ................     (836,215)     (4,766,941)   (2,655,994)    (10,785,422)
                                      ----------   -------------   -----------   -------------
   Net increase (decrease) ........     (142,683)  $    (792,514)     (986,967)  $  (4,470,044)
                                      ==========   =============   ===========   =============
ADVISOR CLASS SHARES:
   Shares sold ....................    1,689,262   $   9,903,389     9,099,343   $  37,372,758
   Shares issued in reinvestment of
      distributions ...............      195,334       1,179,629     4,079,917      14,075,713
   Shares redeemed ................   (2,783,432)    (15,452,830)  (11,220,232)    (52,595,542)
                                      ----------   -------------   -----------   -------------
   Net increase (decrease) ........     (898,836)  $  (4,369,812)    1,959,028   $  (1,147,071)
                                      ==========   =============   ===========   =============

3. TRANSACTIONS WITH AFFILIATES

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton Investments. Certain officers and trustees of the Fund are also officers and/or directors of the following subsidiaries:

SUBSIDIARY                                                      AFFILIATION
----------                                                      --------------------------------
Franklin Templeton Investment Corp. (FTIC)                      Investment manager
Templeton Investment Counsel, LLC (TIC)                         Investment manager - sub advisor
Franklin Templeton Services, LLC (FT Services)                  Administrative manager
Franklin Templeton Distributors, Inc. (Distributors)            Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services)   Transfer agent


                             28 | Semiannual Report

Templeton Global Smaller Companies Fund

3. TRANSACTIONS WITH AFFILIATES (CONTINUED)

A. MANAGEMENT FEES

The Fund pays an investment management fee to FTIC based on the average daily net assets of the Fund as follows:

ANNUALIZED FEE RATE   NET ASSETS
-------------------   -------------------------------------------------
       0.750%         Up to and including $1 billion
       0.730%         Over $1 billion, up to and including $5 billion
       0.710%         Over $5 billion, up to and including $10 billion
       0.690%         Over $10 billion, up to and including $15 billion
       0.670%         Over $15 billion, up to and including $20 billion
       0.650%         In excess of $20 billion

Under a subadvisory agreement, TIC, an affiliate of FTIC, provides subadvisory services to the Fund and receives from FTIC fees based on the average daily net assets of the Fund.

B. ADMINISTRATIVE FEES

The Fund pays an administrative fee to FT Services based on the Fund's average daily net assets as follows:

ANNUALIZED FEE RATE   NET ASSETS
-------------------   ---------------------------------------------------
       0.150%         Up to and including $200 million
       0.135%         Over $200 million, up to and including $700 million
       0.100%         Over $700 million, up to and including $1.2 billion
       0.075%         In excess of $1.2 billion

C. DISTRIBUTION FEES

The Fund's Board of Trustees has adopted distribution plans for each share class, with the exception of Advisor Class shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Fund's Class A reimbursement distribution plan, the Fund reimburses Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to the maximum annual plan rate. Under the Class A reimbursement distribution plan, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods.

In addition, under the Fund's Class B and C compensation distribution plans, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to the maximum annual plan rate for each class.

The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:

Class A ..   0.25%
Class B ..   1.00%
Class C ..   1.00%


                             Semiannual Report | 29

Templeton Global Smaller Companies Fund

3. TRANSACTIONS WITH AFFILIATES (CONTINUED)

D. SALES CHARGES/UNDERWRITING AGREEMENTS

Distributors has advised the Fund of the following commission transactions related to the sales and redemptions of the Fund's shares for the period:

Sales charges retained net of commissions paid to unaffiliated
   broker/dealers ............................................   $93,036
Contingent deferred sales charges retained ...................   $ 1,133

E. TRANSFER AGENT FEES

For the period ended February 28, 2010, the Fund paid transfer agent fees of $943,107, of which $519,755 was retained by Investor Services.

4. EXPENSE OFFSET ARRANGEMENT

The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund's custodian expenses. During the period ended February 28, 2010, the custodian fees were reduced as noted in the Statement of Operations.

5. INCOME TAXES

For tax purposes, capital losses may be carried over to offset future capital gains, if any. At August 31, 2009, the Fund had tax basis capital losses of $20,850,045 expiring in 2017.

For tax purposes, realized capital losses occurring subsequent to October 31, may be deferred and treated as occurring on the first day of the following fiscal year. At August 31, 2009, the Fund deferred realized capital losses of $174,713,711.

At February 28, 2010, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments .........................   $ 977,412,185
                                                =============
Unrealized appreciation .....................   $ 173,870,746
Unrealized depreciation .....................    (190,088,105)
                                                -------------
Net unrealized appreciation (depreciation) ..   $ (16,217,359)
                                                =============

Net investment income (loss) differs for financial statement and tax purposes primarily due to differing treatments of foreign currency transactions, passive foreign investment company shares, bond discounts and premiums, and corporate actions.

Net realized gains (losses) differ for financial statement and tax purposes primarily due to differing treatments of foreign currency transactions, and bond discounts and premiums.


                             30 | Semiannual Report

Templeton Global Smaller Companies Fund

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments (excluding short term securities) for the period ended February 28, 2010, aggregated $72,198,186 and $130,637,091, respectively.

7. CONCENTRATION OF RISK

Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities.

8. HOLDINGS OF 5% VOTING SECURITIES OF PORTFOLIO COMPANIES

The 1940 Act defines "affiliated companies" to include investments in portfolio companies in which a fund owns 5% or more of the outstanding voting securities. Investments in "affiliated companies" for the Fund for the period ended February 28, 2010, were as shown below.

                               NUMBER OF                              NUMBER OF
                              SHARES HELD                            SHARES HELD      VALUE                     REALIZED
                             AT BEGINNING     GROSS        GROSS        AT END        AT END     INVESTMENT     CAPITAL
NAME OF ISSUER                 OF PERIOD    ADDITIONS   REDUCTIONS    OF PERIOD     OF PERIOD      INCOME     GAIN (LOSS)
--------------               ------------   ---------   ----------   -----------   -----------   ----------   -----------
NON-CONTROLLED AFFILIATES
Leapfrog Enterprises
   Inc. ..................     2,971,610        --             --      2,971,610   $16,195,274      $--       $        --
West Marine Inc. .........     1,592,777        --        332,497      1,260,280    11,884,440       --        (2,671,831)
                                                                                   -----------      ---       -----------
   TOTAL AFFILIATED
      SECURITIES (2.91% of
      Net Assets) ..............................................................   $28,079,714      $--       $(2,671,831)
                                                                                   ===========      ===       ===========

9. CREDIT FACILITY

The Fund, together with other U.S. registered and foreign investment funds (collectively "Borrowers"), managed by Franklin Templeton Investments, are borrowers in a 364-day joint syndicated senior unsecured credit facility totaling $750 million (Global Credit Facility) to provide a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests. On January 22, 2010, the Fund renewed the Global Credit Facility for a total of $750 million, maturing January 21, 2011.

Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.10% based upon the unused portion of the Global Credit Facility, which is reflected in other expenses on the Statement of Operations. During the period ended February 28, 2010, the Fund did not utilize the Global Credit Facility.


                             Semiannual Report | 31

Templeton Global Smaller Companies Fund

10. FAIR VALUE MEASUREMENTS

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's investments and are summarized in the following fair value hierarchy:

     -    Level 1 - quoted prices in active markets for identical securities

     - Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speed, credit risk, etc.)

     - Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of February 28, 2010, in valuing the Fund's assets carried at fair value:

                                     LEVEL 1       LEVEL 2     LEVEL 3       TOTAL
                                  ------------   -----------   -------   ------------
ASSETS:
   Investments in Securities:
      Equity Investments(a) ...   $867,970,311   $        --     $--(b)  $867,970,311
      Convertible Bonds .......     26,712,670            --      --       26,712,670
      Short Term Investments ..             --    66,511,845      --       66,511,845
                                  ------------   -----------     ---     ------------
         Total Investments in
            Securities ........   $894,682,981   $66,511,845     $--     $961,194,826
                                  ============   ===========     ===     ============

(a) For detailed industry descriptions, see the accompanying Statement of Investments.

(b)  Includes securities determined to have no value at February 28, 2010.

11. NEW ACCOUNTING PRONOUNCEMENTS

In January 2010, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2010-6, FAIR VALUE MEASUREMENTS AND DISCLOSURES (TOPIC 820): IMPROVING DISCLOSURES ABOUT FAIR VALUE MEASUREMENTS, which enhances and clarifies existing fair value measurement disclosure requirements and is effective for interim and annual periods beginning after December 15, 2009. The Fund is currently evaluating the impact, if any, of applying this provision.

In March 2010, the FASB issued ASU No. 2010-11, DERIVATIVES AND HEDGING (TOPIC
815): SCOPE EXCEPTION RELATED TO EMBEDDED CREDIT DERIVATIVES, which clarifies existing derivatives and hedging disclosure requirements and is effective for fiscal quarters beginning after June 15, 2010. The Fund is currently evaluating the impact, if any, of applying this provision.


                             32 | Semiannual Report

Templeton Global Smaller Companies Fund

12. SUBSEQUENT EVENTS

The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.

ABBREVIATIONS

SELECTED PORTFOLIO

FHLB  - Federal Home Loan Bank
FHLMC - Federal Home Loan Mortgage Corp.
PIK   - Payment-In-Kind


                             Semiannual Report | 33

Templeton Global Smaller Companies Fund

SHAREHOLDER INFORMATION

PROXY VOTING POLICIES AND PROCEDURES

The Fund's investment manager has established Proxy Voting Policies and Procedures (Policies) that the Fund uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Fund's complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at (954) 527-7678 or by sending a written request to: Franklin Templeton Companies, LLC, 500 East Broward Boulevard, Suite 1500, Fort Lauderdale, FL 33394, Attention: Proxy Group. Copies of the Fund's proxy voting records are also made available online at franklintempleton.com and posted on the U.S. Securities and Exchange Commission's website at sec.gov and reflect the most recent 12-month period ended June 30.

QUARTERLY STATEMENT OF INVESTMENTS

The Fund files a complete statement of investments with the U.S. Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission's website at sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling (800) SEC-0330.


                             34 | Semiannual Report

                       This page intentionally left blank.

                       This page intentionally left blank.

Franklin Templeton Funds

LITERATURE REQUEST. TO RECEIVE A PROSPECTUS, PLEASE CALL US AT (800) DIAL BEN/(800) 342-5236 OR VISIT franklintempleton.com. INVESTORS SHOULD CAREFULLY CONSIDER A FUND'S INVESTMENT GOALS, RISKS, CHARGES AND EXPENSES BEFORE INVESTING. THE PROSPECTUS CONTAINS THIS AND OTHER INFORMATION. PLEASE CAREFULLY READ THE PROSPECTUS BEFORE INVESTING. TO ENSURE THE HIGHEST QUALITY OF SERVICE, WE MAY MONITOR, RECORD AND ACCESS TELEPHONE CALLS TO OR FROM OUR SERVICE DEPARTMENTS. THESE CALLS CAN BE IDENTIFIED BY THE PRESENCE OF A REGULAR BEEPING TONE.

VALUE

Franklin All Cap Value Fund
Franklin Balance Sheet Investment Fund
Franklin Large Cap Value Fund
Franklin MicroCap Value Fund(1)
Franklin MidCap Value Fund
Franklin Small Cap Value Fund
Mutual Beacon Fund
Mutual Quest Fund(2)
Mutual Recovery Fund(3)
Mutual Shares Fund

BLEND

Franklin Focused Core Equity Fund
Franklin Large Cap Equity Fund
Franklin Rising Dividends Fund

GROWTH

Franklin DynaTech Fund
Franklin Flex Cap Growth Fund
Franklin Growth Fund
Franklin Growth Opportunities Fund
Franklin Small Cap Growth Fund
Franklin Small-Mid Cap Growth Fund

SECTOR

Franklin Biotechnology Discovery Fund
Franklin Global Real Estate Fund
Franklin Gold & Precious Metals Fund
Franklin Natural Resources Fund
Franklin Real Estate Securities Fund
Franklin Utilities Fund
Mutual Financial Services Fund

GLOBAL

Mutual Global Discovery Fund(4)
Templeton Global Long-Short Fund(5)
Templeton Global Opportunities Trust
Templeton Global Smaller Companies Fund
Templeton Growth Fund
Templeton World Fund

INTERNATIONAL

Franklin India Growth Fund
Franklin International Growth Fund
Franklin International Small Cap Growth Fund
Mutual European Fund
Mutual International Fund
Templeton BRIC Fund
Templeton China World Fund
Templeton Developing Markets Trust
Templeton Emerging Markets Small Cap Fund
Templeton Foreign Fund
Templeton Foreign Smaller Companies Fund
Templeton Frontier Markets Fund

HYBRID

Franklin Balanced Fund
Franklin Convertible Securities Fund
Franklin Equity Income Fund
Franklin Income Fund
Templeton Income Fund

ASSET ALLOCATION

Franklin Templeton Corefolio(R) Allocation Fund
Franklin Templeton Founding Funds Allocation Fund
Franklin Templeton Perspectives Allocation Fund
Franklin Templeton Conservative Target Fund
Franklin Templeton Growth Target Fund
Franklin Templeton Moderate Target Fund
Franklin Templeton 2015 Retirement Target Fund
Franklin Templeton 2025 Retirement Target Fund
Franklin Templeton 2035 Retirement Target Fund
Franklin Templeton 2045 Retirement Target Fund

FIXED INCOME

Franklin Adjustable U.S. Government Securities Fund(6)
Franklin Floating Rate Daily Access Fund
Franklin High Income Fund
Franklin Limited Maturity U.S. Government Securities Fund(6)
Franklin Low Duration Total Return Fund
Franklin Real Return Fund
Franklin Strategic Income Fund
Franklin Strategic Mortgage Portfolio
Franklin Templeton Hard Currency Fund
Franklin Total Return Fund
Franklin U.S. Government Securities Fund(6)
Templeton Global Bond Fund
Templeton Global Total Return Fund
Templeton International Bond Fund

TAX-FREE INCOME(7)

NATIONAL

Double Tax-Free Income Fund
Federal Tax-Free Income Fund
High Yield Tax-Free Income Fund
Insured Tax-Free Income Fund(8)

LIMITED-/INTERMEDIATE-TERM

California Intermediate-Term Tax-Free Income Fund
Federal Intermediate-Term Tax-Free Income Fund
Federal Limited-Term Tax-Free Income Fund
New York Intermediate-Term Tax-Free Income Fund

STATE-SPECIFIC

Alabama
Arizona
California(9)
Colorado
Connecticut
Florida
Georgia
Kentucky
Louisiana
Maryland
Massachusetts(10)
Michigan(10)
Minnesota(10)
Missouri
New Jersey
New York(9)
North Carolina
Ohio(10)
Oregon
Pennsylvania
Tennessee
Virginia

INSURANCE FUNDS

Franklin Templeton Variable Insurance Products Trust(11)

(1.) The fund is closed to new investors. Existing shareholders and select retirement plans can continue adding to their accounts.

(2.) Effective 5/1/09, Mutual Qualified Fund changed its name to Mutual Quest
     Fund. The fund's investment goal and strategy remained unchanged.

(3.) The fund is a continuously offered, closed-end fund. Shares may be purchased daily; there is no daily redemption. However, each quarter, pending board approval, the fund will authorize the repurchase of 5%-25% of the outstanding number of shares. Investors may tender all or a portion of their shares during the tender period.

(4.) Effective 5/1/09, Mutual Discovery Fund changed its name to Mutual Global
     Discovery Fund. The fund's investment goal and strategy remained unchanged.

(5.) Effective 12/18/09, this fund is closed to new investors, pending a proposal to merge the fund into Templeton World Fund. Existing shareholders may continue to make additional investments until shortly before the completion of the transaction, expected in April 2010.

(6.) An investment in the fund is neither insured nor guaranteed by the U.S.
     government or by any other entity or institution.

(7.) For investors subject to the alternative minimum tax, a small portion of fund dividends may be taxable. Distributions of capital gains are generally taxable.

(8.) The fund invests primarily in insured municipal securities.

(9.) These funds are available in three or more variations, including long-term portfolios, intermediate-term portfolios, portfolios of insured securities, a high-yield portfolio (CA only) and a money market portfolio (CA only).

(10.) The Board of Trustees approved the elimination of the non-fundamental policy requiring the fund to invest at least 80% of net assets in insured municipal securities and the removal of the word "Insured" from the fund name. The changes became effective 2/15/09.

(11.) The funds of the Franklin Templeton Variable Insurance Products Trust are generally available only through insurance company variable contracts.


02/10                                          Not part of the semiannual report

(FRANKLIN TEMPLETON INVESTMENTS(R) LOGO)   One Franklin Parkway
                                           San Mateo, CA 94403-1906

SIGN UP FOR ELECTRONIC DELIVERY
on franklintempleton.com

SEMIANNUAL REPORT AND SHAREHOLDER LETTER

TEMPLETON GLOBAL SMALLER
COMPANIES FUND

INVESTMENT MANAGER

Franklin Templeton Investments Corp.

SUBADVISOR

Templeton Investment Counsel, LLC

PRINCIPAL UNDERWRITER

Franklin Templeton Distributors, Inc.
(800) DIAL BEN(R)
franklintempleton.com

SHAREHOLDER SERVICES

(800) 632-2301

Authorized for distribution only when accompanied or preceded by a summary prospectus and/or prospectus. Investors should carefully consider a fund's investment goals, risks, charges and expenses before investing. Like any investment in securities, the value of the Fund's portfolio will be subject to the risk of loss from market, currency, economic, political and other factors. The Fund and its investors are not protected from such losses by the investment manager or the subadvisor. Therefore, investors who cannot accept this risk should not invest in shares of the Fund. A prospectus contains this and other information; please read it carefully before investing.

To ensure the highest quality of service, telephone calls to or from our service departments may be monitored, recorded and accessed. These calls can be identified by the presence of a regular beeping tone.

103 S 04/10


ITEM 2. CODE OF ETHICS.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c)   N/A

(d)   N/A

(f) Pursuant to Item 12(a)(1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1) The Registrant has an audit committee financial expert serving on its audit committee.

     (2) The audit committee financial expert is David W. Niemiec and he is "independent" as defined under the relevant Securities and Exchange Commission Rules and Releases.



ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.                        N/A

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.  N/A

ITEM 6. SCHEDULE OF INVESTMENTS.  N/A

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES. N/A


ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.  N/A


ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS. N/A


ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees that would require disclosure herein.

ITEM 11. CONTROLS AND PROCEDURES.

(A) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(B) CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Shareholder Report on Form N-CSR.

ITEM 12. EXHIBITS.

(a)(1) Code of Ethics

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Mark H. Otani, Chief Financial Officer and Chief Accounting Officer

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Mark H. Otani, Chief Financial Officer and Chief Accounting Officer


                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TEMPLETON GLOBAL SMALLER COMPANIES FUND


By /s/LAURA F. FERGERSON
------------------------------
   Laura F. Fergerson
   Chief Executive Officer -
   Finance and Administration

Date:  April 27, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By /s/LAURA F. FERGERSON
------------------------------
   Laura F. Fergerson
   Chief Executive Officer -
   Finance and Administration

Date:  April 27, 2010


By /s/MARK H. OTANI
-------------------------------
   Mark H. Otani
   Chief Financial Officer and
   Chief Accounting Officer

Date:  April 27, 2010